Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Leases

NOTE 7: LEASES

Operating lease

We have noncancelable operating leases for our office facility that expire in 2024. The operating lease has renewal options and rent escalation clauses.

We recognized total lease expense of approximately $24,000 and $28,000 for the three months ended March 31, 2021 and 2020, respectively, primarily related to operating lease costs paid to lessors from operating cash flows. As of March 31, 2021 and December 31, 2020, the Company recorded security deposit of $10,000. We entered into our operating lease in January 2019. On July 1, 2020, the Company renegotiated the office lease to obtain rent expense relief for the months of April 2020 – December 2020.

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at March 31, 2021 were as follows:

Total
Year Ended December 31,
2021 (excluding the three months ended March 31, 2021)	$92,700
2022	127,300
2023	131,150
Thereafter	-
351,150
Less: Imputed interest	(37,318)
Operating lease liabilities	313,832

Operating lease liability - current	103,117
Operating lease liability - non-current	$210,715

The following summarizes other supplemental information about the Company’s operating lease as of March 31, 2021:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	2.79

Finance lease

The Company leases computer and hardware under non-cancellable capital lease arrangements. The term of those capital leases is 3 years and annual interest rate is 12%. At March 31, 2021 and December 31, 2020, capital lease obligations included in current liabilities were $90,799 and $90,565, respectively, and capital lease obligations included in long-term liabilities were $61,237 and $83,109, respectively. As of March 31, 2021 and December 31, 2020, the Company recorded security deposit of $10,944.

At March 31, 2021, future minimum lease payments under the finance lease obligations, are as follows:

Total

2021 (excluding the three months ended March 31, 2021)	$79,899
2022	78,379
2023	10,496
Thereafter	-
168,774
Less: Imputed interest	(16,738)
Finance lease liabilities	152,036

Finance lease liability	90,799
Finance lease liability - non-current	$61,237

As of March 31, 2021 and December 31, finance lease assets are included in property and equipment as follows:

	March 31,	December 31,
	2021	2020
Finance lease assets	$267,284	$267,284
Accumulated depreciation	(106,912)	(87,337)
Finance lease assets, net of accumulated depreciation	$160,372	$179,947

NOTE 8: LEASES

Operating lease

We have noncancelable operating leases for our office facility that expire in 2024. The operating lease has renewal options and rent escalation clauses. On July 1, 2020, the Company renegotiated the office lease to obtain rent expense relief for the months of April 2020 – December 2020.

Lease right-of-use assets represent the right to use an underlying asset pursuant to the lease for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. Lease right-of-use assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception that a lease exists. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our estimated incremental borrowing rate generally applicable to the location of the lease right-of-use asset, unless an implicit rate is readily determinable. We combine lease and certain non-lease components in determining the lease payments subject to the initial present value calculation. Lease right-of-use assets include upfront lease payments and exclude lease incentives, if applicable. When lease terms include an option to extend the lease, we have not assumed the options will be exercised.

Lease expense for operating leases generally consist of both fixed and variable components. Expense related to fixed lease payments are recognized on a straight-line basis over the lease term. Variable lease payments are generally expensed as incurred, where applicable, and include agreed-upon changes in rent, certain non-lease components, such as maintenance and other services provided by the lessor, and other charges included in the lease. Leases with an initial term of twelve months or less are not recorded on the balance sheet. We recognized total lease expense of approximately $100,910 and $111,484 for the year ended December 31, 2020 and 2019, respectively, primarily related to operating lease costs paid to lessors from operating cash flows. As of December 31, 2020 and 2019, the Company recorded security deposit of $10,000. We entered into our operating lease in January 2019.

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at December 31, 2020 were as follows:

Total
Year Ended December 31,
2021	$123,600
2022	127,300
2023	131,150
Thereafter	-
382,050
Less: Imputed interest	(43,919)
Operating lease liabilities	338,131

Operating lease liability – current	100,170
Operating lease liability - non-current	$237,961

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2020:

Weighted average discount rate	8%
Weighted average remaining lease term (years)	3.04

Finance lease

The Company leases computer and hardware under non-cancellable capital lease arrangements. The term of those capital leases is 3 years and annual interest rate is 12%. At December 31, 2020 and 2019, capital lease obligations included in current liabilities were $90,565 and $34,425, respectively, and capital lease obligations included in long-term liabilities were $83,109 and $53,480, respectively. As of December 31, 2020 and 2019, the Company recorded security deposit of $10,944.

At December 31, 2020, future minimum lease payments under the finance lease obligations, are as follows:

Total

2021	$106,532
2022	78,379
2023	10,496
Thereafter	-
195,407
Less: Imputed interest	(21,733)
Finance lease liabilities	173,674

Finance lease liability – current	90,565
Finance lease liability - non-current	$83,109

As of December 31, 2020 and December 31, 2019, finance lease assets are included in property and equipment as follows:

	December 31,	December 31,
	2020	2019
Finance lease assets	$267,284	$109,280
Accumulated depreciation	(87,337)	(17,672)
Finance lease assets, net of accumulated depreciation	$179,947	$91,608